Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Issued capital [member]	Deemed Cost [Member]	Other Comprehensive Incomes [Member]	Other reserves [member]	Profit Retention Reserve [Member]	Additional Dividends Proposed From The Non Capitalized Earning Reserve [Member]	Retained earnings [member]	Shareholders Equity Subtotal [Member]	Noncontrolling Interest 1 [Member]	Total
Beginning balance, value at Dec. 31, 2019	R$ 10,800,000	R$ 739,994	R$ (148,067)	R$ 1,014,248	R$ 4,846,239			R$ 17,252,414	R$ 345,798	R$ 17,598,212
IfrsStatementLineItems [Line Items]
Net income							3,904,202	3,904,202	5,548	3,909,750
Actuarial gain, net of taxes			(178,948)					(178,948)	(207)	(179,155)
Total comprehensive income			(178,948)				3,904,202	3,725,254	5,341	3,730,595
Realization - deemed cost, net of taxes		(59,630)					59,630
Deliberation of additional dividends proposed									(51,799)	(51,799)
Legal reserve				195,210			(195,210)
Interest on equity (JSCP)							(807,500)	(807,500)		(807,500)
Additional dividends proposed from the non-capitalized earning reserve					(1,507,449)	1,507,449
Dividends							(211,057)	(211,057)	(7,933)	(218,990)
Profit retention reserve					2,750,065		(2,750,065)
Ending balance, value at Dec. 31, 2020	10,800,000	680,364	(327,015)	1,209,458	6,088,855	1,507,449		19,959,111	291,407	20,250,518
IfrsStatementLineItems [Line Items]
Net income							4,952,573	4,952,573	96,029	5,048,602
Actuarial gain, net of taxes			152,601					152,601	144	152,745
Total comprehensive income			152,601				4,952,573	5,105,174	96,173	5,201,347
Realization - deemed cost, net of taxes		(46,575)					46,575
Deliberation of additional dividends proposed						(1,507,449)		(1,507,449)	(32,638)	(1,540,087)
Legal reserve				247,629			(247,629)
Interest on equity (JSCP)					(283,173)		(239,636)	(522,809)		(522,809)
Dividends						1,368,675	(2,565,678)	(1,197,003)	(16,731)	(1,213,734)
Profit retention reserve					1,946,205		(1,946,205)
Realization of actuarial liabilities - divestment of Copel Telecom			(33,205)		33,205
Ending balance, value at Dec. 31, 2021	10,800,000	633,789	(207,619)	1,457,087	7,785,092	1,368,675		21,837,024	338,211	22,175,235
IfrsStatementLineItems [Line Items]
Net income							1,112,007	1,112,007	37,314	1,149,321
Actuarial gain, net of taxes			202,509					202,509	683	203,192
Adjustments related to financial assets			4,757					4,757	2,038	6,795
Total comprehensive income			207,266				1,112,007	1,319,273	40,035	1,359,308
Realization - deemed cost, net of taxes		(36,513)					36,513
Deliberation of additional dividends proposed						(1,368,675)		(1,368,675)		(1,368,675)
Dividends and Interest on equity (JSCP)					(891,000)		(79,000)	(970,000)	(40,198)	(1,010,198)
Legal reserve				55,600			(55,600)
Dividends							(258)	(258)	(24,187)	(24,445)
Profit retention reserve					1,013,662		(1,013,662)
Realization - actuarial gain			(3,541)		3,541
Ending balance, value at Dec. 31, 2022	R$ 10,800,000	R$ 597,276	R$ (3,894)	R$ 1,512,687	R$ 7,911,295			R$ 20,817,364	R$ 313,861	R$ 21,131,225